Risk management and concentrations of risk (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (4,482)	$ (4,676)
Derivative Liability, Noncurrent	(6,885)	(4,544)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(4,482)	(4,676)
Derivative Liability, Noncurrent	$ (6,885)	$ (4,544)